Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 271,105,000	$ 22,603,000
Accounts receivable, net (net of allowance for doubtful accounts of $6,212 and $5,707, respectively)		103,256,000	70,540,000
Other receivables		5,327,000	3,152,000
Prepaid expenses		8,819,000	3,876,000
Other current assets		2,459,000	1,521,000
Total current assets		390,966,000	101,692,000
Property and equipment, net		4,534,000	4,073,000
Other long term assets		12,173,000	6,226,000
Intangible assets, net		155,086,000	78,247,000
Goodwill		192,442,000	75,736,000
Total assets		755,201,000	265,974,000
Current liabilities:
Accounts payable		27,155,000	19,346,000
Accrued expenses and other current liabilities (Note4)		51,653,000	41,669,000
Deferred revenue		11,655,000	9,907,000
Contract liabilities, current		4,597,000	4,045,000
Debt, current (Note 7 and 13)		0	400,000
Total current liabilities		95,060,000	75,367,000
Contract liabilities, noncurrent		1,745,000	6,261,000
Warrant liabilities		10,820,000	4,963,000
Long-term debt (Note 7 and 13)		419,000	171,824,000
Other long-term liabilities		24,116,000	17,015,000
Total liabilities		132,160,000	275,430,000
Redeemable noncontrolling interest		0	4,000,000
Series A redeemable convertible preferred stock, $0.0001 par value; 5,000,000 and no shares authorized; 5,000,000 and no shares issued and outstanding, aggregate liquidation preference of $50,000 and $0 as of December 31, 2021 and 2020, respectively(1)	[1]	58,205,000
Stockholders' deficit:
Common stock, $0.0001 par value; 600,000,000 and 424,353,300 shares authorized; 345,788,707 and 217,106,957 shares issued and outstanding as of December 31, 2021 and 2020, respectively(1)	[1]	35,000	22,000
Additional paid-in capital		1,042,164,000	377,134,000
Accumulated other comprehensive loss		(2,061,000)	(702,000)
Accumulated deficit		(477,113,000)	(392,113,000)
Total Share care stockholders' equity (deficit)(1)	[1]	563,025,000	(15,659,000)
Non controlling interest in subsidiaries (1)		1,811,000	2,203,000
Total stockholders' equity (deficit)(1)	[1]	564,836,000	(13,456,000)
Total liabilities, redeemable noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)		$ 755,201,000	$ 265,974,000

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.